Equity Method Investments (Tables) - Up North Hosting [Member]	12 Months Ended
Dec. 31, 2021
Equity Method Investments (Tables) [Line Items]
Schedule of balance sheet
	November 1,	December 31,
	2021	2020

Current assets	$260	$121
Non-current assets	1,183	1,247
Total assets	$1,443	$1,368

Current liabilities	144	197
Total liabilities	144	197

Members’ equity	1,377	1,177
Retained Earnings (Deficit)	(78)	(6)
Total Members’ Equity	1,299	1,171

Total Liabilities and Members’ Equity	$1,443	$1,368

Schedule of fixed assets, net
	November 1,	December 31,
	2021	2020
Building	$513	$513
Electrical Infrastructure Assets	525	525
Machinery & Equipment Assets	34	30
Mechanical (HVAC) Assets	271	271
Server and Network Assets	50	50
Gross value	1,393	1,389

Accumulated depreciation	(244)	(177)
Property, plant, and equipment, net	$1,149	$1,212

Schedule of operations
	2021	2020

Revenues	$930	$898
Cost of revenues, excluding depreciation	776	725
Selling, general, and administrative	286	351
Other (Income)/Expense	(60)	(5)
Net loss	(72)	(173)

Net loss attributable to TTM	$(36)	$(87)